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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-21868
                                   ---------------------------------------------


                      Surgeons Diversified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  633 N. Clair Street          Chicago, Illinois                       60611
--------------------------------------------------------------------------------
                   (Address of principal executive offices)          (Zip code)

                                 Savitri P. Pai

Surgeons Asset Management, LLC   633 N. Clair Street     Chicago, Illinois 60611
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 202-5056
                                                     ---------------------------

Date of fiscal year end:         August 31, 2008
                          ---------------------------------------------

Date of reporting period:        August 31, 2008
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

SURGEONS

DIVERSIFIED

INVESTMENT

FUND


[LOGO OMITTED]    Serving the membership of the
                  American College of Surgeons

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ANNUAL REPORT
AUGUST 31, 2008

            |DIVERSIFIED
SURGEONS    |INVESTMENT
            |FUND

--------------------------------------------------------------------------------

SURGEONS DIVERSIFIED INVESTMENT FUND
================================================================================

Dear Fellow Shareholder,

We are pleased to share with you our second Annual Report for the Surgeons Diversified Investment Fund (SDIF). During the past year, severe market turmoil reflected loss of confidence in global capital markets. Despite coordinated U.S. and foreign government involvement, efforts to assure and insure global flows of assets had little impact on deleveraging, panic selling, and increased lending by financial institutions. Notwithstanding this scenario, we continue to believe in SDIF's asset allocation as the driver of success for a long-term investment portfolio. Upon the conclusion of the present consumer-led global recession, we believe the potential exists for higher real returns particularly from emerging markets, commodities and energy asset classes.

SDIF'S ASSET ALLOCATION UNDERWENT ADJUSTMENT DURING THE SECOND YEAR.

One of SDIF's most important features is its managed asset allocation. During the past year, SDIF's asset allocation shifted from its initial targets. In February 2008, a 3 percent commodities allocation was added to SDIF in an effort to further align its asset allocation with that of the American College of Surgeons endowment. The commodities component allows SDIF shareholders to obtain exposure to various types of commodities, including industrial and precious metals, agriculture, livestock, and energy. Commodities exposure adds an asset class to SDIF that provides further diversification and one that historically has a negative correlation to stocks and bonds. While we expect demand for commodities to decline during a recession, we view the decline as a buying opportunity. SDIF's historical asset allocation changes can be viewed in the table below:

--------------------------------------------------------------------------------
                                          12/31/06   3/31/07   8/31/07   6/30/08
--------------------------------------------------------------------------------
    U.S. equity
      Large cap value stocks                  8%        9%        8%       8%
      Large cap growth stocks                 8         9         8        8
      Large cap index stocks                  7         8         8        8
      Small cap value stocks                  5       3.5       3.5      3.5
      Small cap growth stocks                 5       3.5       3.5      3.5
      REIT stocks                             6         6         6        6
      Energy stocks                           6         6         6        6
--------------------------------------------------------------------------------
    International equity                     25        25        23       23
--------------------------------------------------------------------------------
    Emerging markets                        N/A       N/A         4        4
--------------------------------------------------------------------------------
    Commodities                             N/A       N/A       N/A        3
--------------------------------------------------------------------------------
    U.S. fixed income                        30        30        30       27
--------------------------------------------------------------------------------
    TOTAL                                   100%      100%      100%     100%
--------------------------------------------------------------------------------

As of fiscal year end, 43% of SDIF's equity exposure is targeted to U.S. equities (8% large cap value, 8% large cap growth, 8% large cap index, 3.5% small cap value, 3.5% small cap growth, 6% REITs (real estate investment trusts), and 6% energy). SDIF's non-U.S. equity exposure is allocated with 23% to international equities and 4% to emerging market equities. The remaining 27% of net assets is targeted towards fixed income, and finally 3% to commodities.

ENERGY AND U.S. FIXED INCOME ASSET CLASSES CONTRIBUTED TO SDIF'S PERFORMANCE.

SDIF's overall performance for the year ended August 31, 2008 was helped by its exposure to energy and fixed income. Record oil prices spurred growth in our energy holdings. Our fixed income exposure added stability and a reasonable return. All other asset classes fell during the year in response to expectations of a worldwide slowdown in growth, deleveraging by hedge funds and others, and panic selling. Furthermore, U.S. markets fell less than international and emerging markets this past summer, contributing in large part to SDIF's underperformance relative to its U.S. based benchmark (the hypothetical, unmanaged, blended benchmark comprised of 70% S&P 500 Index and 30% Lehman Brothers U.S. Aggregate Bond Index). During the fiscal year SDIF, had approximately 27% exposure to international and emerging equity markets versus the S&P 500 Index that contains no direct exposure to these markets.

LOWER EXPENSE RATIO; LOWER MINIMUM INVESTMENT.

As you may recall, SDIF lowered its expense ratio in February 2008 to 1.08%, which includes the costs of SDIF's investments in exchange-traded funds and exchange-traded notes. In addition, we recently reduced our minimum investment to $5,000, assuming an automatic investment plan of at least $100 per month is implemented, and $10,000 if no automatic investment plan is implemented; waivers of the minimum are possible. SDIF is a no-load fund, and does not charge IRA fees. SDIF is also available for use in accounts held for children and/or grandchildren.

Financial markets are always unpredictable, but investing for the long term and investing regularly (i.e. dollar cost averaging*) can even out the ups and downs of the market while keeping one fully invested. Furthermore, studies indicate that diversification and asset allocation are the most important determinants of a portfolio's long-term success. We believe that SDIF provides investors with a strong tool for such success. We thank you for your continued investment in SDIF, and thank the following surgical organizations for their investment in
SDIF:

Alabama Chapter of the American College of Surgeons
American College of Surgeons
American Society of Transplant Surgeons
American Surgical Association
Arizona Chapter of the American College of Surgeons
Association of Academic Surgery Foundation
Association of Women Surgeons
Association of Women Surgeons Foundation
Congenital Heart Surgeons Society
Connecticut Chapter of the American College of Surgeons
The Foundation for Exxcellence for Women's Health Care, Inc.

National Foundation for Trauma Care
Ohio Chapter of the American College of Surgeons
Ohio Committee on Trauma
The Ohio State University Physicians Inc.
Society of Gynecologic Oncologists
Virginia Chapter of the American College of Surgeons
West Virginia Chapter of the American College of Surgeons

We look forward to our future growth with you.

John L. Cameron, MD, FACS
CHAIRMAN, BOARD OF TRUSTEES
SURGEONS DIVERSIFIED INVESTMENT FUND

Savitri P. Pai, Esq.
PRESIDENT
SURGEONS DIVERSIFIED INVESTMENT FUND

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-800-208-6070.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUSES CONTAIN THIS AND OTHER IMPORTANT INFORMATION. TO OBTAIN A COPY OF THE FUND'S PROSPECTUS PLEASE CALL 1-800-208-6070 AND A COPY WILL BE SENT TO YOU FREE OF CHARGE OR VISIT SDIF'S WEBSITE AT WWW.SURGEONSFUND.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. SDIF IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

The Letter to Shareholders seeks to describe some of the Manager's current opinions and views of the financial markets. Although the Manager believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

The surgical organizations listed above authorized the Manager to name them in Fund related materials. This should not be considered an endorsement by these organizations and their investment experiences in the Fund may not be representative of other investors.

* A plan of regular investing does not assure a profit or protect against depreciation in a declining market. Since a dollar-cost averaging plan involves continuous investment in securities regardless of fluctuating prices, you should consider your financial ability to continue purchases through periods of low price levels.

SURGEONS DIVERSIFIED INVESTMENT FUND
PORTFOLIO INFORMATION
AUGUST 31, 2008 (UNAUDITED)
================================================================================

                     GROWTH OF $10,000 OVER THE PERIOD SINCE
             INCEPTION FOR AN INVESTMENT MADE ON SEPTEMBER 22, 2006

                              [LINE GRAPH OMITTED]

                 SURGEONS        BLENDED S&P 500/                LEHMAN BROTHERS
                DIVERSIFIED      LEHMAN BROTHERS       S&P 500   U.S. AGGREGATE
  DATE        INVESTMENT FUND   U.S. AGGREGATE INDEX*   INDEX**    BOND INDEX***
--------------------------------------------------------------------------------
9/22/2006       $ 10,000           $ 10,000           $ 10,000     $  10,000
11/30/2006        10,660             10,537             10,693        10,177
2/28/2007         10,809             10,636             10,792        10,269
5/31/2007         11,404             11,314             11,794        10,247
8/31/2007         11,132             11,114             11,407        10,428
11/30/2007        11,444             11,311             11,519        10,792
2/29/2008         10,732             10,608             10,404        11,019
5/31/2008         11,287             11,017             11,004        10,953
8/31/2008         10,383             10,435             10,136        11,039

Past performance is not predictive of future performance.

                                                Average Annual
                                               Total Return (a)
                                              --------------------   Final Value
                                                           Since    of a $10,000
                                              One Year  Inception(b) Investment
--------------------------------------------------------------------------------
Surgeons Diversified Investment Fund           (6.72%)     1.96%       $10,383
--------------------------------------------------------------------------------
Blended S&P 500/Lehman Brothers
U.S.Aggregate Index*                           (6.11%)     2.22%        10,435
--------------------------------------------------------------------------------
S&P 500 Index**                               (11.14%)     0.70%        10,136
--------------------------------------------------------------------------------
Lehman Brothers U.S.Aggregate Bond Index***     5.86%      5.22%        11,039
--------------------------------------------------------------------------------

* The blend of the S&P 500 Index and Lehman Brothers U.S. Aggregate Index is comprised of 70% S&P 500 Index and 30% Lehman Brothers U.S. Aggregate Index.

**    The  Standard  & Poor's   Composite  Index  of  500  stocks  is  a  widely
      recognized, unmanaged index of common stock prices.

*** Lehman Brothers U.S. Aggregate Bond Index is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings and maturities of 1 year or more.

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Commencement of operations was September 22, 2006.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS, AND INVESTORS MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. FUND PERFORMANCE CHANGES OVER TIME AND CURRENTLY MAY BE LOWER OR HIGHER THAN STATED ABOVE. PERFORMANCE IS UPDATED MONTHLY AND IS AVAILABLE BY CALLING 800-208-6070. VISIT THE FUND'S WEBSITE WWW.SURGEONSFUND.COM FOR CURRENT CALENDAR QUARTER PERFORMANCE INFORMATION.

SURGEONS DIVERSIFIED INVESTMENT FUND
PORTFOLIO INFORMATION
AUGUST 31, 2008 (UNAUDITED)
================================================================================

SECTOR ALLOCATION (% OF NET ASSETS)
--------------------------------------------------------------------------------

                               [PIE CHART OMITTED]

                           Commodities            2.8%
                           Emerging Market        3.5%
                           Energy                 6.0%
                           International         22.0%
                           Large Cap Growth       7.9%
                           Large Cap Index        7.9%
                           Large Cap Value        8.0%
                           REITs                  6.1%
                           Small Cap Growth       3.8%
                           Small Cap Value        3.7%
                           U.S. Fixed Income     28.1%
                           Other                  0.2%

SURGEONS DIVERSIFIED INVESTMENT FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2008
================================================================================
   SHARES   EXCHANGE TRADED FUNDS -- 97.0%                             VALUE
--------------------------------------------------------------------------------
            EMERGING MARKET -- 3.5%
   20,126   Vanguard Emerging Markets Stock Index Fund .........   $    826,374

            ENERGY -- 6.0%
   33,092   iShares S&P Global Energy Sector Index Fund ........      1,438,509

            INTERNATIONAL -- 22.0%
   82,289   iShares MSCI EAFE Index Fund .......................      5,231,112

            LARGE CAP GROWTH -- 7.9%
   34,507   iShares Russell 1000 Growth Index Fund .............      1,886,843

            LARGE CAP INDEX -- 7.9%
   14,579   S&P Depositary Receipts Trust Series 1 .............      1,876,463

            LARGE CAP VALUE -- 8.0%
   27,516   iShares Russell 1000 Value Index Fund ..............      1,910,986

            REITS -- 6.1%
   22,786   iShares Dow Jones U.S. Real Estate Index Fund ......      1,445,316

            SMALL CAP GROWTH -- 3.8%
   11,269   iShares Russell 2000 Growth Index Fund .............        899,154

            SMALL CAP VALUE -- 3.7%
   12,678   iShares Russell 2000 Value Index Fund ..............        884,037

            U.S. FIXED INCOME -- 28.1%
   66,382   iShares Lehman Aggregate Bond Fund .................      6,687,986
                                                                   ------------

            TOTAL EXCHANGE TRADED FUNDS (Cost $25,362,060) .....   $ 23,086,780
                                                                   ------------

================================================================================
   SHARES   EXCHANGE TRADED NOTES -- 2.8%                              VALUE
--------------------------------------------------------------------------------
            COMMODITIES -- 2.8%
    11,336  iPath Dow Jones - AIG Commodity Index
              Total Return ETN* (Cost $729,131) ................   $    659,528
                                                                   ------------

SURGEONS DIVERSIFIED INVESTMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    SHORT-TERM INVESTMENTS -- 0.2%                              VALUE
--------------------------------------------------------------------------------
    37,074  Northern Institutional Government Select Portfolio**
              (Cost $37,074) ...................................   $     37,074
                                                                     ----------

            TOTAL INVESTMENTS AT VALUE -- 100.0%
              (Cost $26,128,265) ................................. $ 23,783,382

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% ........ $      1,655
                                                                     ----------

            TOTAL NET ASSETS -- 100.0%$ .......................... $ 23,785,037
                                                                     ==========

*     Non-income producing security.

**    Affiliated investment (Note 4).

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2008
================================================================================

ASSETS
  Investments at market value (Cost $26,091,191) (Note 2) ......   $ 23,746,308
  Investments in affiliates at market value
    (Cost $37,074) (Note 2 and 4) ..............................         37,074
  Dividends receivable .........................................             53
  Receivable for capital shares sold ...........................          8,283
  Receivable from Manager (Note 4) .............................         13,111
  Other assets .................................................         16,671
                                                                   ------------
    TOTAL ASSETS ...............................................     23,821,500
                                                                   ------------
LIABILITIES
  Payable to Administrator (Note 4) ............................          7,210
  Payable to Custodian (Note 4) ................................          4,000
  Other accrued expenses .......................................         25,253
                                                                   ------------
    TOTAL LIABILITIES ..........................................         36,463
                                                                   ------------

NET ASSETS .....................................................   $ 23,785,037
                                                                   ============
Net assets consist of:
Paid-in capital ................................................   $ 25,777,751
Accumulated undistributed net investment income ................        311,374
Accumulated undistributed net realized gains
  from security transactions ...................................         40,795
Net unrealized depreciation on investments .....................     (2,344,883)
                                                                   ------------
Net assets .....................................................   $ 23,785,037
                                                                   ============
Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) .............................      2,352,528
                                                                   ============
Net asset value, offering price and redemption
  price per share (Note 2) .....................................   $      10.11
                                                                   ============

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2008
================================================================================

INVESTMENT INCOME
  Dividends ....................................................   $  1,381,004
  Dividends from affiliates ....................................          4,598
                                                                   ------------
    TOTAL INVESTMENT INCOME ....................................      1,385,602
                                                                   ------------

EXPENSES
  Investment management fees (Note 4) ..........................        422,130
  Professional fees ............................................         96,074
  Administration fees (Note 4) .................................         63,362
  Compliance service fees and expenses (Note 4) ................         37,635
  Fund accounting fees (Note 4) ................................         34,224
  Registration fees ............................................         26,439
  Printing, postage and supplies ...............................         18,295
  Transfer agent and shareholder services fees (Note 4) ........         18,000
  Trustees' fees and meeting expenses ..........................         17,973
  Insurance expense ............................................         12,700
  Custodian fees (Note 4) ......................................         11,994
  Distribution expense (Note 4) ................................          7,296
  Other expenses ...............................................         15,864
                                                                   ------------
    TOTAL EXPENSES .............................................        781,986
  Less fees waived by the Manager (Note 4) .....................       (328,070)
                                                                   ------------
    NET EXPENSES ...............................................        453,916
                                                                   ------------

NET INVESTMENT INCOME ..........................................        931,686
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains from security transactions ................        136,183
  Net realized gains from in-kind redemptions (Note 2) .........        276,129
  Net change in unrealized appreciation/
    depreciation on investments ................................     (3,378,913)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..............     (2,966,601)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $ (2,034,915)
                                                                   ============

See accompanying notes to financial statements

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================
                                                             YEAR ENDED      PERIOD ENDED
                                                             AUGUST 31,       AUGUST 31,
                                                                2008            2007 (a)
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .................................   $    931,686    $    380,030
  Net realized gains (losses) from security transactions         136,183         (33,032)
  Net realized gains from in-kind redemptions (Note 2) ..        276,129              --
  Net change in unrealized appreciation/
    depreciation on investments .........................     (3,378,913)      1,034,030
                                                            ------------    ------------
Net increase (decrease) in net assets from operations ...     (2,034,915)      1,381,028
                                                            ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ............................       (762,447)       (240,705)
  From net realized gains from security transactions ....        (62,370)             --
                                                            ------------    ------------
Decrease in net assets from distributions to shareholders       (824,817)       (240,705)
                                                            ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .............................      6,860,286      43,546,517
  Net asset value of shares issued in
    reinvestment of distributions to shareholders .......        823,038         240,705
  Payments for shares redeemed ..........................    (25,821,479)       (244,621)
                                                            ------------    ------------
Net increase (decrease) in net assets from
  capital share transactions ............................    (18,138,155)     43,542,601
                                                            ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .................    (20,997,887)     44,682,924

NET ASSETS
  Beginning of period ...................................     44,782,924         100,000
                                                            ------------    ------------
  End of period .........................................   $ 23,785,037    $ 44,782,924
                                                            ============    ============
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME .................................   $    308,564    $    139,325
                                                            ============    ============

CAPITAL SHARE ACTIVITY
  Sold ..................................................        631,429       4,051,041
  Reinvested ............................................         74,686          22,623
  Redeemed ..............................................     (2,414,999)        (22,252)
                                                            ------------    ------------
  Net increase (decrease) in shares outstanding .........     (1,708,884)      4,051,412
  Shares outstanding at beginning of period .............      4,061,412          10,000
                                                            ------------    ------------
  Shares outstanding at end of period ...................      2,352,528       4,061,412
                                                            ============    ============

(a) Represents the period from the commencement of operations on September 22, 2006 through August 31, 2007.

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
FINANCIAL HIGHLIGHTS
=========================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------
                                                                  YEAR          PERIOD
                                                                 ENDED          ENDED
                                                               AUGUST 31,     AUGUST 31,
                                                                  2008           2007 (a)
-----------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $    11.03     $    10.00
                                                               ----------     ----------
Income (loss) from investment operations:
   Net investment income ...................................         0.28           0.13
   Net realized and unrealized gains (losses) on investments        (1.01)          1.00
                                                               ----------     ----------
Total from investment operations ...........................        (0.73)          1.13
                                                               ----------     ----------
Less distributions:
   From net investment income ..............................        (0.18)         (0.10)
   From net realized gains from security transactions ......        (0.01)            --
                                                               ----------     ----------
Total distributions ........................................        (0.19)         (0.10)
                                                               ----------     ----------

Net asset value at end of period ...........................   $    10.11     $    11.03
                                                               ==========     ==========

Total return (b) ...........................................       (6.72%)        11.32%(c)
                                                               ==========     ==========

Net assets at end of period (000's) ........................   $   23,785     $   44,783
                                                               ==========     ==========

Ratio of net expenses to average net assets (e) ............        1.08%          1.35%(d)

Ratio of net investment income to average net assets .......        2.21%          1.37%(d)

Portfolio turnover rate ....................................          25%             4%(c)

(a) Represents the period from the commencement of operations on September 22, 2006 through August 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

(e) Absent investment management fee waivers by the Manager, the ratio of expenses to average net assets would have been 1.86% and 1.96%(d) for the periods ended August 31, 2008 and 2007, respectively.

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2008
================================================================================

1.    ORGANIZATION

Surgeons Diversified Investment Fund (the "Fund") is an open-end diversified management investment company established as an Ohio business trust under a Declaration of Trust dated March 2, 2006. On July 27, 2006, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to Surgeons Asset Management, LLC (the "Manager"), the investment manager to the Fund. The public offering of shares of the Fund commenced on September 22, 2006. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares to the Manager.

The  investment   objective  of  the  Fund  is  to  provide   long-term  capital
appreciation and income.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE?is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to shareholders are recorded on ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2008 and 2007 was as follows:

                                                   Long-Term
                                      Ordinary      Capital        Total
Period Ended                           Income        Gains      Distributions
--------------------------------------------------------------------------------
August 31, 2008                     $  774,751     $  50,066     $  824,817
August 31, 2007                     $  240,705     $      --     $  240,705

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2008:

--------------------------------------------------------------------------------
Cost of portfolio investments ..................................  $  26,143,695
                                                                  =============
Gross unrealized appreciation...................................  $     172,884
Gross unrealized depreciation...................................     (2,533,197)
                                                                  -------------
Net unrealized depreciation.....................................  $  (2,360,313)
Undistributed ordinary income...................................        311,374
Undistributed long-term gains...................................         56,225
                                                                  -------------
Accumulated deficit ............................................  $  (1,992,714)
                                                                  =============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

During the year ended August 31, 2008, the Fund utilized capital losses from the prior fiscal year of $19,399 to offset current year realized gains.

During the year ended August 31, 2008, the Fund realized $276,129 of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received securities held by the Fund rather than cash). The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified its net capital gains resulting from in-kind redemptions of $276,129 against paid-in capital. In addition, the Fund reclassified a non-deductible expense of $2,824 against paid-in capital and reclassified $14 of distribution in excess of net realized gains to ordinary income. These reclassifications are reflected on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund's net assets or net asset value per share.

The Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "morelikely- than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax returns remains open for the period endedAugust 31, 2007.

3.    INVESTMENT TRANSACTIONS

During the year ended August 31, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, amounted to $10,323,685 and $28,285,878, respectively.

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT CONTRACT
Under the terms of an Investment Management Contract between the Fund and the Manager, the Manager serves as the investment manager to the Fund. For its services, the Fund pays the Manager an investment management fee computed at the annual rate of 1.00% of the Fund's average daily net assets.

Pursuant to an Expense Limitation Agreement effective as of April 24, 2008, the Manager has contractually agreed for the life of the Fund to reduce its management fees and/or reimburse the Fund to the extent necessary to limit the "ratio of net expenses to average net assets," as disclosed in the Financial Highlights, to an amount that, when

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

added to the underlying costs of investing in the Exchange Traded Funds ("ETFs") held by the Fund (e.g., management fees and other operating expenses of the ETFs), and based upon such ETF expenses incurred during the Fund's most recently completed fiscal year, it will result in a total annual operating expense ratio (Fund expenses plus ETF expenses) not to exceed 1.08%. Prior to April 24, 2008, the Fund's ratio of net expenses to average daily net assets was capped at 1.35%.

Any such fee reductions by the Manager, or payments by the Manager of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's total annual operating expense ratio (Fund expenses plus ETF expenses) to exceed the 1.08% limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the year ended August 31, 2008, the Manager reduced its investment management fees by $328,070.

As of August 31, 2008, the Manager may in the future recoup fee reductions and expense reimbursements totaling $498,876. The Manager may recoup a portion of such amounts no later than the dates as stated below:

                   August 31, 2010         August 31, 2011
                   ---------------         ---------------
                      $170,806                 $328,070

SUBADVISORY AGREEMENT
Northern Trust Investments, N.A. (the "ETF Subadviser"), has been retained by the Manager to manage the Fund's investments in Exchange Traded Funds and Exchange Traded Notes pursuant to the terms of a Subadvisory Agreement between the ETF Subadviser, the Manager and the Fund. The Manager (not the Fund) pays the ETF Subadviser a fee based on the Fund's average daily net assets, subject to a minimum annual fee. The ETF Subadviser is a wholly-owned subsidiary of The Northern Trust Company, which is the principal subsidiary of Northern Trust Corporation and serves as the custodian to the Fund.

CUSTODY AGREEMENT
The Northern Trust Company (the "Custodian") serves as custodian to the Trust pursuant to a Custody Agreement. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Fund, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million,

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement with the Fund, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus earns a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AGREEMENT
Under the terms of a TransferAgent and Shareholder ServicesAgreement with the Fund, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus earns a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Fund, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Fund's principal underwriter. The Distributor earns annual compensation of $6,000 for such services from the Fund.

Certain Trustees and officers of the Fund are directors and officers of the Manager, or of Ultimus, or of the Distributor.

DISTRIBUTION PLAN
The Fund has adopted a plan of distribution pursuant to and in accordance with Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") under which the Fund may reimburse expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses pursuant to the Plan is 0.25% of the Fund's average daily net assets. During the year ended August 31, 2008, the Fund incurred $7,296 of distribution related expenses.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC ("Drake") provides ongoing regulatory compliance consulting, monitoring and reporting services for the Fund. In addition, a principal of Drake serves as the Trust's Chief Compliance Officer as required under Rule 38a-1 of the Investment Company Act

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

of 1940. For these services, Drake earns $3,000 per month from the Fund. In addition, the Fund reimburses certain out-of-pocket expenses incurred by Drake including, but not limited to, postage and supplies and travel expenses.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157 ("SFAS No. 157") "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statement of Changes in Net Assets for a fiscal period.

SURGEONS DIVERSIFIED INVESTMENT FUND
REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

The Board of Trustees and Shareholders of Surgeons Diversified Investment Fund:

We have audited the accompanying statement of assets and liabilities of Surgeons Diversified Investment Fund (the Fund), including the schedule of investments, as of August 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Surgeons Diversified Investment Fund as ofAugust 31, 2008, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
October 23, 2008

SURGEONS DIVERSIFIED INVESTMENT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2008 through August 31, 2008).

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

SURGEONS DIVERSIFIED INVESTMENT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

----------------------------------------------------------------------------------------
                                     BEGINNING            ENDING
                                   ACCOUNT VALUE       ACCOUNT VALUE     EXPENSES PAID
                                   MARCH 1, 2008      AUGUST 31, 2008    DURING PERIOD*
----------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00          $  967.50            $4.01
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00          $1,021.06            $4.12
----------------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 0.81% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 184/366 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Fund files a complete listing of portfolio holdings of the Fund with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-208-6070, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-208-6070, or on the SEC's website at http://www.sec.gov.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the year ended August 31, 2008. For the fiscal year ended August 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $824,817 as taxed at a maximum rate of 15%. Complete information was computed and reported in conjunction with your 2007 Form 1099-DIV.

SURGEONS DIVERSIFIED INVESTMENT FUND
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for the management of the Trust rests with the Board of Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Board of Trustees may fill any vacancy on the Board provided that after such appointment, at least two-thirds of the Trustees have been elected by shareholders. The Board of Trustees elects the officers of the Trust. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed or disqualified.

The names, ages and addresses of the Trustees and executive officers, the date each was first elected or appointed to office, their principal business occupations and directorships of public companies they have held during the last five years are shown below.

-----------------------------------------------------------------------------------------------
                                                                                  NUMBER OF
                                  DATE FIRST                                    PORTFOLIOS IN
                                  ELECTED OR        PRINCIPAL OCCUPATIONS       FUND COMPLEX
 NAME, AGE, ADDRESS, POSITIONS   APPOINTED TO   DURING PAST 5 YEARS AND OTHER    OVERSEEN BY
      HELD WITH THE TRUST           OFFICE           DIRECTORSHIPS HELD            TRUSTEE
-----------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
-----------------------------------------------------------------------------------------------
James W. Atkinson                 July 2006   Executive Vice President and            1
(age 58)                                      Chief Financial Officer of Ariel
633 N. Saint Clair Street                     Capital Management, a registered
Chicago, IL 60611                             investment adviser, from 1995 to
                                              June 2005.
-----------------------------------------------------------------------------------------------
Michael Abecassis, M.D., MBA      July 2006   Associate Medical Director,             1
(age 50)                                      United Healthcare 1999 to
633 N. Saint Clair Street                     present; Associate Professor,
Chicago, IL 60611                             Northwestern University, 2000 to
                                              September 2004;
                                              and Professor at Northwestern
                                              University since September 2004.
-----------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:
-----------------------------------------------------------------------------------------------
John L. Cameron, M.D.*            July 2006   Professor, The Johns Hopkins            1
(age 72)                                      Hospital, 1970 to present.
633 N. Saint Clair Street
Chicago, IL 60611
-----------------------------------------------------------------------------------------------

SURGEONS DIVERSIFIED INVESTMENT FUND
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================

------------------------------------------------------------------------------------------------
                                          DATE FIRST
      NAME, AGE, ADDRESS,                 ELECTED OR             PRINCIPAL OCCUPATIONS
        POSITIONS HELD                   APPOINTED TO           DURING PAST 5 YEARS AND
        WITH THE TRUST                      OFFICE              OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
------------------------------------------------------------------------------------------------
Savitri P. Pai                             July 2006     Chief Operating Officer of Surgeons
(age 42)                                                 Asset Management, LLC since April
President                                                2006; General Counsel, Chief
633 N. Saint Clair Street                                Compliance Officer and Head of
Chicago, IL  60611                                       Operations for  CCM Advisors, LLC (a
                                                         registered investment adviser) and
                                                         Chief Legal Officer, Chief Compliance
                                                         Officer of AHA Investment Funds, Inc.
                                                         (a registered investment company)
                                                         from March 2003 to March 2006.
------------------------------------------------------------------------------------------------
Mark J. Seger                             March 2006     Managing Director of Ultimus Fund
(age 46)                                                 Solutions, LLC (a registered transfer
Treasurer                                                agent) and Ultimus Fund Distributors,
225 Pictoria Drive, Suite 450                            LLC (a registered broker-dealer).
Cincinnati, OH 45246
------------------------------------------------------------------------------------------------
Robert G. Dorsey                           July 2006     Managing Director of Ultimus Fund
(age 51)                                                 Solutions, LLC and Ultimus Fund
Vice President                                           Distributors, LLC.
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
------------------------------------------------------------------------------------------------
John F. Splain                            March 2006     Managing Director of Ultimus Fund
(age 52)                                                 Solutions, LLC and Ultimus Fund
Secretary                                                Distributors, LLC.
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
------------------------------------------------------------------------------------------------
David D. Jones                             July 2006     Managing Member, Drake Compliance,
(age 50)                                                 LLC (a compliance consulting firm)
Chief Compliance Officer                                 since January 2004; Attorney, David
395 Sawdust Road  #2137                                  Jones & Assoc., P.C. (a law firm)
The Woodlands, TX  77380                                 since January 1998.
------------------------------------------------------------------------------------------------

* John L. Cameron is deemed to be an interested person of the Fund because of his leadership role in the American College of Surgeons.

Additional information about members of the Board of Trustees and Executive Officers may be found in the Fund's Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-800-208-6070.

SURGEONS DIVERSIFIED INVESTMENT FUND
APPROVAL OF THE SUBADVISORY AGREEMENT
AND INVESTMENT MANAGEMENT CONTRACT
(UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Subadvisory Agreement and the Investment Management Contract (collectively referred to as the "Agreements") with the ETF Subadviser and the Manager, respectively, for the Surgeons Diversified Investment Fund. These approvals took place at an in-person meeting held on June 12, 2008, at which all of the Trustees were present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Agreements and the Trustees requested such information from the ETF Subadviser and the Manager as they deemed reasonably necessary to evaluate the terms of theAgreements and whether theAgreements continue to be in the best interests of the Fund and its shareholders. For each Agreement the Trustees reviewed: (i) the nature, extent and quality of the services provided; (ii) the investment performance of the Fund and fees; (iii) costs of the services and realized profits; (iv) economies of scale; and (v) fall-out benefits.

The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting on the Agreements, the Independent Trustees reviewed the Agreements with management and also met in a private session with counsel at which no representatives of the ETF Subdviser or the Manager were present. Below are summaries of the discussions and findings of the Trustees in regard to the approvals of the Agreements. The discussions with regards to each Agreement are provided separately.

APPROVAL SUBADVISORY AGREEMENT - NORTHERN TRUST INVESTMENTS, N.A.

      (i) THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ETF SUBADVISER. The Board examined the nature, quality and extent of services provided by the ETF Subadviser to the Fund. The Board reviewed the background and experience of the ETF Subadviser's key personnel who provide investment management services to the Fund as well as the fact that, under the Subadvisory Agreement, the ETF Subadviser has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies and restrictions, subject to supervision of the Manager and review by the Board. The Board considered the Manager's positive opinion of the services being provided by the ETF Subadviser. The Board further considered the Manager's representation that the services provided under the Subadvisory Agreement are the types of services customarily provided by investment subadvisors in the fund industry. Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, extent and quality of the services provided by the ETF Subadviser under the Subadvisory Agreement.

SURGEONS DIVERSIFIED INVESTMENT FUND
APPROVAL OF THE SUBADVISORY AGREEMENT
AND INVESTMENT MANAGEMENT CONTRACT
(UNAUDITED) (CONTINUED)
================================================================================

      (ii) INVESTMENT PERFORMANCE OF THE FUND AND FEES. The Board considered the performance of the Fund, including comparative information and how the Fund performed versus its benchmark index. The Independent Trustees reviewed the Fund's asset allocation strategy, focusing on the roles and responsibilities of the ETF Subadviser in implementing the Fund's asset allocation strategy. The Board considered the performance of the Fund compared it to the performance of its Morningstar peer group, moderate allocation funds, for the one-year period. The Board also considered the performance of the Fund against its blended benchmark (70% Standard & Poor's 500 Index and 30% Lehman Brothers Aggregate Bond Index) for the same period. Based on the foregoing, the Board concluded that the investment performance of the Fund was acceptable.

            The Board also considered that the Manager is responsible for paying the ETF Subadviser out of its management fee and that, therefore, any increase or reduction in the fee charged by the ETF Subadviser would increase or reduce the margin of fees retained by the Manager but would not have any impact on the fees paid by the Fund.

      (iii) COSTS OF SERVICES AND PROFITS REALIZED BY THE ETF SUBADVISER AND ITS AFFILIATES. The Board reviewed the ETF Subadviser's costs in serving as subadviser, including the costs associated with staffing, personnel and systems necessary to manage the Fund. The Board considered the reported profitability of the ETF Subadviser and its affiliates resulting from their relationship with the Fund. The Board also considered the competitive brokerage commission rates negotiated by the ETF Subadviser on behalf of the Fund, consistently maintaining an average brokerage commission rate of approximately 1(cent) per share. The Board took into account the financial strength of the ETF Subadviser and its commitment to maintain adequate systems and personnel.

      (iv) ECONOMIES OF SCALE. The Board considered whether the Fund's subadvisory fee reflects the potential for economies of scale for the benefit of Fund shareholders and concluded that, because the fees to the ETF Subadviser are paid by the Manager out of its management fees, the existence of breakpoints in the subadvisory fees would not have any impact on the fees paid by the Fund.

      (v) FALL-OUT BENEFITS. The Board considered whether the ETF Subadviser or any of its affiliates serve the Fund in various capacities or receive compensation from the Fund in connection with providing services to the Fund. The Board noted that each service provided to the Fund is pursuant to a written agreement, which the Board evaluates periodically as required by law.

SURGEONS DIVERSIFIED INVESTMENT FUND
APPROVAL OF THE SUBADVISORY AGREEMENT
AND INVESTMENT MANAGEMENT CONTRACT
(UNAUDITED)(CONTINUED)
================================================================================

INVESTMENT MANAGEMENT CONTRACT - SURGEONS ASSET MANAGEMENT, LLC

      (i)   THE  NATURE,  EXTENT,  AND QUALITY OF THE  SERVICES  PROVIDED BY THE
            MANAGER. The Board examined the overall services provided by the Manager, including its personnel, performance, compliance with laws, availability of the Manager's personnel to provide information, and the other services the Manager provides to the Fund.

            The Board also considered that the Manager's duties with respect to the Fund include: (i) oversight of investment research and security selection, (ii) adherence to (and monitoring compliance with) the Fund's investment policies and restrictions and the Investment Company Act of 1940, (iii) monitoring the performance of the various organizations providing services to the Fund, including the Fund's distributor, administrator, transfer agent, custodian and the ETF Subadvisor. The Board also considered compliance reports about the Manager from the Fund's chief compliance officer.

            Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, extent and quality of the services provided by the Manager under the Investment Management Agreement.

      (ii) INVESTMENT PERFORMANCE OF THE FUND AND FEES. The Board compared the performance of the Fund against the performance of the universe of funds categorized by Morningstar as "moderate allocation" funds. The Board considered the Fund's performance as compared to its blended benchmark (70% Standard & Poor's 500 Index and 30% Lehman Brothers Aggregate Bond Index) for the one-year period. The Board concluded that the performance of the Fund was acceptable.

            The Board reviewed the fees and expenses paid by the Fund and compared these with the fees paid by a peer group of comparable funds. The Board considered that the Manager had agreed to cap the Fund's expense ratio at 1.08%. The Board also considered that, although the Fund's management fee (1.00% per annum) was higher than the average management fee for the moderate allocation category (0.43% per annum), the Fund's overall expense ratio of 1.08% (net of fee waivers but including the expenses of the underlying ETFs) is lower than the average expense ratio of 1.09% for Morningstar's moderate allocation category.

      (iii) COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER AND ITS AFFILIATES. The Board considered the Manager's analysis of its revenues and expenses. The Board considered the unique structure of the Manager, noting that the Manager was created by the American College of Surgeons to provide

SURGEONS DIVERSIFIED INVESTMENT FUND
APPROVAL OF THE SUBADVISORY AGREEMENT
AND INVESTMENT MANAGEMENT CONTRACT
(UNAUDITED)(CONTINUED)
================================================================================

            investment advisory services to the Fund as a member benefit and that the Manager was not providing services to other clients.

      (iv) ECONOMIES OF SCALE. The Board considered whether the advisory fee reflected the potential for economies of scale for the benefit of shareholders. The Board noted that the Fund had a short operating history and limited assets and that, as the Fund's assets grow, shareholders should be able to benefit from economies of scale. In light of the expense cap agreed to by the Manager and in light of current asset levels, the Board concluded that it is not necessary to consider any changes on fee breakpoints at the current time.

      (v)   FALL-OUT  BENEFITS.   The  Board  considered  whether  any  fall-out
            benefits were derived by the Manager or its affiliates as a result of its relationship with the Fund. The Board noted that, as a result of its relationship with the Fund, the American College of Surgeons may have increased its visibility among its members.

The Independent Trustees concluded, based upon the totality of the factors considered and reviewed, that the renewal of the Investment Management Contract and the Subadvisory Agreement are in the best interests of the Fund and its shareholders.

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


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


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

--------------------------------------------------------------------------------

INVESTMENT MANAGER                      CUSTODIAN
Surgeons Asset Management, LLC          The Northern Trust Company
633 North Saint Clair Street            50 South LaSalle Street
Chicago, Illinois 60611-3211            Chicago, Illinois 60675
312.202.5056
                                        INDEPENDENT REGISTERED
SUBADVISER                              PUBLIC ACCOUNTING FIRM
Northern Trust Investments, N.A.        Ernst & Young LLP
50 South LaSalle Street                 1900 Scripps Center
Chicago, Illinois 60675                 312 Walnut Street
                                        Cincinnati, Ohio 45202
ADMINISTRATOR/TRANSFER AGENT
Ultimus Fund Solutions, LLC             LEGAL COUNSEL
225 Pictoria Drive, Suite 450           Bell, Boyd & Lloyd LLP
Cincinnati, Ohio 45246                  Three First National Plaza
1-800.208.6070                          70 West Madison Street, Suite 3100
                                        Chicago, Illinois 60602-4207


[LOGO OMITTED] Serving the membership of the
               American College of Surgeons

--------------------------------------------------------------------------------

            |DIVERSIFIED
SURGEONS    |INVESTMENT
            |FUND

633 N. Saint Clair St.
Chicago, IL 60611
Voice 312.202.5056 Fax 312.202.5026

www.surgeonsfund.com

Investment Company Act File No. 811-21868

ITEM 2.   CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James W. Atkinson. Mr. Atkinson is "independent" for purposes of this Item.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $30,500 and $29,000 with respect to the registrant's fiscal years ended August 31, 2008 and 2007, respectively.

      (b) AUDIT-RELATED FEES. The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 and $500 with respect to the registrant's fiscal years ended August 31, 2008 and 2007, respectively. The services comprising these fees are the review of registrant's semi-annual report.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $376 and $3,000 with respect to the registrant's fiscal years ended August 31, 2008 and 2007, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) Aggregate non-audit fees of $376 and $3,000 were billed by the registrant's accountant for services rendered to the registrant with respect to the registrant's fiscal years ended August 31, 2008 and 2007, respectively. No non-audit fees were billed in either if the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices, and meet any minimum qualifications adopted by the Committee from time to time. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Surgeons Diversified Investment Fund
             -------------------------------------------------------------------

By (Signature and Title)*    /s/ Savitri P. Pai
                           -----------------------------------------------------
                             Savitri P. Pai, President

Date   November 6, 2008
       -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Savitri P. Pai
                           -----------------------------------------------------
                             Savitri P. Pai, President

Date   November 6, 2008
       -------------------

By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------------------------
                             Mark J. Seger, Treasurer

Date   November 6, 2008
       -------------------

* Print the name and title of each signing officer under his or her signature.